Discontinued Operations - Schedule of Disposal Groups, Including Discontinued Operations (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total Current Liabilities	$ 82,795		$ 82,795		$ 82,795	$ 163,976
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,820
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,560,910		3,560,910		366,274	421,056
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net of discount	253,712		253,712		2,351
Notes payable to director and investor						133,274
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement (Note 9)	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	6,194,741		6,194,741		5,009,260	3,993,530
Revenue	7,556,507		22,688,086		2,500,000
Cost of revenue	5,624,876		16,955,320
Gross Profit	1,931,631		5,732,766		2,500,000
General and administrative expenses	694,554	1,422,737	18,558,605	1,541,960	4,265,886	735,026
Operating loss	1,220,172	(1,422,737)	(14,952,781)	(1,541,960)	(1,765,886)	(735,026)
Interest expense	(76,817)	(14,027)	(172,470)	(147,936)	(210,594)	(246,162)
Gain loss on change in fair value of derivative liability	505,649		976,049		(30,508)
Initial derivative expense			(245,572)		(25,161)
Amortization of debt discount	(248,685)	(1,843)	(421,590)	(7,976)	(2,260)
Amortization of deferred financing costs	(11,944)		(19,473)		(90)
Gain on extinguishment of debt				16,279	60,398	1,107,922
Total Other Income (Expense)	171,968	(15,870)	104,646	(139,633)	(208,215)	861,760
Income taxes
Net income (loss)	1,392,140	(1,438,607)	(14,848,135)	(1,681,593)	(1,974,101)	126,734
Jump Line [Member]
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,280
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,643,705		3,643,705		449,069	545,564
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net of discount	253,712		253,712		2,351
Notes payable to director and investor						133,274
Note payable to finance company						39,468
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement (Note 9)	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	6,194,741		6,194,741		5,009,260	3,829,554
Revenue					2,500,000
Cost of revenue
Gross Profit					2,500,000
General and administrative expenses		1,422,737		1,541,960	4,265,886	757,035
Operating loss		(1,422,737)		(1,541,960)	(1,765,886)	(757,035)
Interest expense		(17,832)		(175,181)	(222,102)	(288,119)
Gain loss on change in fair value of derivative liability					(30,508)
Initial derivative expense					(25,161)
Amortization of debt discount		(1,843)		(7,976)	(2,260)
Amortization of deferred financing costs					(90)
Gain on extinguishment of debt				28,811	90,846	1,358,492
Other income						566
Total Other Income (Expense)		(19,675)		(154,346)	(189,275)	1,070,939
Income (Loss) before income taxes		(1,442,412)		(1,696,306)	(1,955,161)	313,904
Income taxes
Net income (loss)		(1,442,412)		(1,696,306)	(1,955,161)	313,904
Discontinued Operations [Member] | Jump Line [Member]
Cash
Accounts receivable, net
Prepaid expenses
Total Current Assets
Property and equipment, net
Goodwill
Intangible asset - developed software, net
Other assets
Total Assets
Accounts payable	82,795		82,795		82,795	124,508
Accrued expenses
Due to related parties
Notes payable to officers
Convertible notes payable, net
Notes payable to director and investor
Note payable to finance company						39,468
Liabilities in arrears with convertible features
Liabilities in arrears - judgement settlement agreement (Note 9)
Derivative liability
Total Current Liabilities	82,795		82,795		82,795	306,171
Revenue
Cost of revenue
Gross Profit
General and administrative expenses						22,009
Operating loss						(22,009)
Interest expense		(3,805)		(27,245)	(11,508)	(41,957)
Loss on change in fair value of derivative liability
Initial derivative expense
Amortization of debt discount
Amortization of deferred financing costs
Gain on acquisition of business
Gain on extinguishment of debt				12,532	30,448	250,570
Other income						566
Total Other Income (Expense)		(3,805)		(14,713)	18,940	209,179
Income (Loss) before income taxes		(3,805)		(14,713)	18,940	187,170
Income taxes
Net income (loss)		(3,805)		(14,713)	18,940	187,170
Continuing Operations [Member] | Jump Line [Member]
Cash	8,054		8,054		33,996	261
Accounts receivable, net	6,409,386		6,409,386		2,526,155
Prepaid expenses	437		437		8,280
Total Current Assets	6,645,363		6,645,363		2,568,971	261
Property and equipment, net	10,678		10,678		11,048
Goodwill	6,020		6,020		6,020
Intangible asset - purchased software, net	2,117,009		2,117,009		3,025,801
Other assets	12,792		12,792		3,058	800
Total Assets	8,791,862		8,791,862		5,614,898	1,061
Accounts payable	3,560,910		3,560,910		366,274	421,056
Accrued expenses	796,434		796,434		3,368,801	1,273,569
Due to related parties	88,907		88,907		65,459	226,045
Notes payable to officers	26,420		26,420		25,251	777,912
Convertible notes payable, net of discount	253,712		253,712		2,351
Notes payable to director and investor						133,274
Note payable to finance company
Liabilities in arrears with convertible features	109,000		109,000		109,000	997,698
Liabilities in arrears - judgement settlement agreement (Note 9)	762,921		762,921		855,660
Derivative liability	343,193		343,193		133,669
Total Current Liabilities	$ 6,111,946		$ 6,111,946		4,926,465	163,976
Revenue					2,500,000
Cost of revenue
Gross Profit					2,500,000
General and administrative expenses		1,422,737		1,541,960	4,265,886	735,026
Operating loss		(1,422,737)		(1,541,960)	(1,765,886)	(735,026)
Interest expense		(14,027)		(147,936)	(210,594)	(246,162)
Gain loss on change in fair value of derivative liability					(30,508)
Initial derivative expense					(25,161)
Amortization of debt discount		(1,843)		(7,976)	(2,260)
Amortization of deferred financing costs					(90)
Gain on extinguishment of debt				16,279	60,398	1,107,922
Other income
Total Other Income (Expense)		(15,870)		(139,633)	(208,215)	861,760
Income (Loss) before income taxes		(1,438,607)		(1,681,593)	(1,974,101)	126,734
Income taxes
Net income (loss)		$ (1,438,607)		$ (1,681,593)	$ (1,974,101)	$ 126,734